LEASE LIABILITIES (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Leases	R$ 2,044,694	R$ 1,916,636
Present value adjustment - Leases	(1,310,933)	(1,222,790)
Total lease liabilities	733,761	R$ 693,846	R$ 611,551
Not Later Than One 1 Year [Member]
IfrsStatementLineItems [Line Items]
Leases	148,553
Present value adjustment - Leases	(10,915)
Total lease liabilities	137,638
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Leases	484,680
Present value adjustment - Leases	(138,229)
Total lease liabilities	346,451
Later than five years [member]
IfrsStatementLineItems [Line Items]
Leases	1,411,461
Present value adjustment - Leases	(1,161,789)
Total lease liabilities	R$ 249,672